Financial Risk Management Objective and Policies - Schedule of Increased/(Decreased) Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Increased/(Decreased) Financial Instruments [Abstract]
Increase/decrease in USD rate to the Egyptian Pound	+ / - 5%	+ / - 5%
Effect on loss before tax USD	$ 574,792	$ 351,844